Long-Term Debt (Details Narrative)	1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended			12 Months Ended
	Feb. 10, 2020 USD ($)	Mar. 23, 2023 USD ($)	Apr. 30, 2021 USD ($)	May 18, 2023 USD ($)	May 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 31, 2021 USD ($)	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 24, 2019 USD ($)	Dec. 31, 2023 USD ($)	May 06, 2021 USD ($)	Apr. 13, 2021 USD ($)	Jan. 15, 2021 USD ($)	Feb. 26, 2020 USD ($)
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						$ (0)	$ 76,000,000
Line of Credit Facility, Interest Rate Description						1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate						0.64%
Additional deferred financing costs						$ 0						$ 1,140,000
Amortization of Debt Issuance Costs						$ 2,322,000	2,836,000
Debt Instrument, Covenant Description						Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.
Debt Instrument, Covenant Compliance						As of June 30, 2024, and December 31, 2023, the Company was in compliance with its debt covenants
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit									$ 30,000,000	$ 90,000,000
Description of Scope						to finance the acquisition of the Four Vessels
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.25%
Sale Leaseback Transaction, Date						August 26, 2021
Number of sale and leaseback agreements.						4
Sale and leaseback amount.						$ 30,000,000
Purchase Obligation						$ 7,000,000
Finance Lease Liability Maturity Date						three vessels mature in September 2027 and for the fourth vessel in October 2027
Finance Lease, Liability						$ 51,737,000
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 54,000,000
Description of Scope						to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624.
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.25%
Sale Leaseback Transaction, Date						May 20, 2021
Sale and leaseback amount.						$ 54,000,000
Finance Lease Liability Maturity Date						May 2028
Finance Lease, Liability						$ 34,236,000
Finance Lease Liability Periodic Payment Terms, Balloon Payment to be Paid						$ 19,980,000
Aggregate purchase price					75,000,000
Advance Hire					21,000,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					14,735,000
Description of Scope						to finance the acquisition of GSL Violetta delivered in April 2021
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						4.64%
Sale Leaseback Transaction, Date						May 12, 2021
Sale and leaseback amount.						$ 14,735,000
Purchase Obligation						$ 950,000
Finance Lease Liability Maturity Date						February 2026
Finance Lease, Liability						$ 5,208,000
2027 Secured Notes [Member]
Line of Credit Facility [Line Items]
Description of Scope						for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes
Debt Instrument, Basis Spread on Variable Rate						5.69%
Long-Term Debt, Gross						$ 258,125,000
Debt Instrument, Issuance Date						Jun. 16, 2022
Debt Instrument, Repurchased Face Amount						$ 350,000,000
Debt Instrument, Description of Variable Rate Basis						interpolated interest rate of 2.84% plus a margin 2.85%
Debt Instrument, Collateral						20
First Twelve Quarterly Installments [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Number of installments of sale and leaseback agreements						12
Sale and leaseback frequency of payments.						quarterly
Sale Leaseback Transaction, Quarterly Rental Payments						$ 1,587,500
Next Twelve Quarterly Installments [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Number of installments of sale and leaseback agreements						12
Sale and leaseback frequency of payments.						quarterly
Sale Leaseback Transaction, Quarterly Rental Payments						$ 329,200
Eight Instalments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Number of installments of sale and leaseback agreements						8
Sale and leaseback frequency of payments.						quarterly
Sale Leaseback Transaction, Quarterly Rental Payments						$ 2,025,000
Twenty Instalments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Number of installments of sale and leaseback agreements						20
Sale and leaseback frequency of payments.						quarterly
Sale Leaseback Transaction, Quarterly Rental Payments						$ 891,000
Fifteen Instalments [Member] | $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Number of installments of sale and leaseback agreements						15
Sale and leaseback frequency of payments.						quarterly
Sale Leaseback Transaction, Quarterly Rental Payments						$ 793,870
Four Instalments Member | $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Number of installments of sale and leaseback agreements						4
Sale and leaseback frequency of payments.						quarterly
Sale Leaseback Transaction, Quarterly Rental Payments						$ 469,120
$76.0 million Macquarie Bank Limited Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit							$ 76,000,000
Description of Scope				to finance part of the acquisition cost of four
Number of tranches				4
Maturity date				May 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 25,000,000
Line of Credit Facility, Interest Rate Description				SOFR
Debt Instrument, Basis Spread on Variable Rate				3.50%
Long-Term Debt, Gross						$ 54,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments				2
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 5,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments				6
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 6,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Repayment installments				1
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 3,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments I [Member]
Line of Credit Facility [Line Items]
Repayment installments				2
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 1,000,000
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						The Company
Number of tranches						3
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						2.75%
Long-Term Debt, Gross						$ 21,600,000
Issuance date of debt instrument						December 30, 2021
Repayments of Debt						$ 26,205,000
Fees on repayments of debt						$ 3,968,000
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						8
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 4,500,000
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Ten Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						10
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 2,400,000
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit										$ 12,000,000
Description of Scope						partially used to fully refinance the Hayfin Credit Facility.
Maturity date						September 2026
Repayment installments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 420,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 3,600,000
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.25%
Long-Term Debt, Gross						$ 7,380,000
Issuance date of debt instrument						August 27, 2021
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 140,000,000
Description of Scope						to finance the acquisition of the Twelve Vessels
Maturity date						July 2026
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 35,600,000
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.25%
Long-Term Debt, Gross						$ 62,697,000
Issuance date of debt instrument						July 6, 2021
Repayments of Debt		$ 2,838,000
Deduction from the balloon installment		$ 1,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						6
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 8,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						8
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 5,400,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Repayment installments						6
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 2,200,000
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527
Repayment installments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 1,162,450
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 28,421,000
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.25%
Long-Term Debt, Gross						$ 37,721,000
Line of Credit Facility, Maximum Borrowing Capacity													$ 51,670,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						in order to finance the acquisition of six out of the Seven Vessels
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.50%
Long-Term Debt, Gross						$ 16,719,000
Line of Credit Facility, Maximum Borrowing Capacity															$ 64,200,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Repayment installments						16
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 668,750
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches A, E and F [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 32,100,000
Maturity date						April 2025
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches B and D [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 21,400,000
Maturity date						May 2025
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit								$ 10,700,000
Maturity date						July 2025
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an outstanding amount of $48,648
Maturity date						April 2026
Repayment installments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 1,275,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 26,200,000
Line of Credit Facility, Interest Rate Description						SOFR plus a margin of 2.75% per annum plus CAS payable quarterly in arrears
Debt Instrument, Basis Spread on Variable Rate						2.75%
Long-Term Debt, Gross						$ 36,400,000
Line of Credit Facility, Maximum Borrowing Capacity														$ 51,700,000
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						to re
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 1,314,000
Line of Credit Facility, Interest Rate Description						SOFR
Debt Instrument, Basis Spread on Variable Rate						4.20%
Long-Term Debt, Gross						$ 2,090,000
Line of Credit Facility, Maximum Borrowing Capacity																$ 9,000,000
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						monthly
Line of Credit Facility, Periodic Payment						$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments						monthly
Line of Credit Facility, Periodic Payment						$ 86,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						in order to refinance existing credit facilities that had a maturity date in December 2020, of an amount $224,310
Long-Term Debt, Gross						$ 133,200,000
Issuance date of debt instrument						September 19, 2019
Number of loan tranches						2
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit											$ 230,000,000
Repayment installments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 5,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 126,000,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 38,000,000
Repayment installments						20
Line of Credit Facility, Frequency of Payments						quarterly
Line of Credit Facility, Periodic Payment						$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 18,000,000
Extended $268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Description of Scope						to refinance its outstanding S
Maturity date						December 2026
Line of Credit Facility, Interest Rate Description						amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate is SOFR plus a margin of 3.00% plus CAS and is payable at each quarter end date
Debt Instrument, Basis Spread on Variable Rate						3.00%
Issuance date of debt instrument						January 2022
$76.0 Million Macquarie Bank Limited Credit Facility [member]
Line of Credit Facility [Line Items]
Additional deferred financing costs						$ 1,140,000